Non-Current Assets - Right-of-Use Assets (Details) - Schedule of reconciliations of the written down values	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 USD ($)
Non-Current Assets - Right-of-Use Assets (Details) - Schedule of reconciliations of the written down values [Line Items]
Beginning balance	$ 610,197		$ 770,448
Additions	148,815	$ 20,961	42,457
Depreciation expense	(332,195)	(225,676)	(202,708)
Ending balance	426,817	$ 289,957	610,197
Land and Buildings [Member]
Non-Current Assets - Right-of-Use Assets (Details) - Schedule of reconciliations of the written down values [Line Items]
Beginning balance	517,719		697,234
Additions
Depreciation expense	(263,310)		(179,515)
Ending balance	254,409		517,719
Motor Vehicle [Member]
Non-Current Assets - Right-of-Use Assets (Details) - Schedule of reconciliations of the written down values [Line Items]
Beginning balance	92,478		73,214
Additions	148,815		42,457
Depreciation expense	(68,885)		(23,193)
Ending balance	$ 172,408		$ 92,478